RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

Key management compensation

Key management personnel at the Company are the directors and officers of the Company. The remuneration of key management personnel during the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
Director remuneration	$817	$233
Officer & key management remuneration[1]	$3,505	$2,508
Share-based payments	$7,218	$10,917
Professional fees[2]	$1	$—

12.	RELATED PARTY TRANSACTIONS (continued)

Key management compensation (continued)

(1)

Remuneration consists exclusively of salaries, bonuses, and health benefits, for officers and key management. These costs are components of both administrative wages and exploration expenses categories in the consolidated statement of loss and comprehensive loss.

(2)	During the year ended December 31, 2022, the Company incurred $1,000 (2021 - $nil) in fees for certain tax services to a professional services firm in which a director is a partner. The transaction occurred in the normal course of operations and has been recorded at the consideration established and agreed to by the related parties.

Other than the amounts disclosed above, there were no short-term employee benefits or share-based payments granted to key management personnel during the years ended December 31, 2022 and 2021. Share-based payment expenses to related parties recorded in exploration and evaluation expense and general and administrative expense amount to $1,530,000 and $5,688,000, respectively (2021 - $484,000 and $10,433,000, respectively).

Recoveries

During the year ended December 31, 2022, the Company recovered $10,000 (2021 - $15,000) in salary recoveries from a company with common officer, as a result of billing employee time for services provided. The salary recoveries were recorded in administrative compensation expense.

Receivables

Included in receivables at December 31, 2022 is $6,000 (2021 - $5,000) due from companies with common directors or officers, in relation to salary and other recoveries.